CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Cash and due from banks:
Non-interest-bearing	[1]	S/ 7,435,807		S/ 6,019,776
Interest-bearing	[1]	14,732,709		17,202,211
Total Cash and Due from Banks	[1]	22,168,516		23,221,987
Cash collateral, reverse repurchase agreements and securities borrowing	[1]	4,082,942		7,480,420
Investments:
At fair value through profit or loss		3,512,445		4,024,737
At fair value through other comprehensive income		23,056,954	[1]	0
At fair value through other comprehensive income pledged as collateral		2,138,881	[1]	0
Total at fair value through other comprehensive income investments		25,195,835	[1]	0
Available-for-sale		0		21,732,107	[1]
Available-for-sale pledged as collateral		0		2,691,784	[1]
Total Available-for-sale investments		0		24,423,891	[1]
Amortized cost		1,292,203	[1]	0
Amortized cost pledged as collateral		2,862,635	[1]	0
Total amortized cost Investments		4,154,838	[1]	0
Held-to-maturity		0		1,826,394	[1]
Held-to-maturity pledged as collateral		0		2,586,979	[1]
Total Held-to-maturity investments		0		4,413,373	[1]
Total investments	[1]	32,863,118		32,862,001
Loans, net:
Loans, net of unearned income	[1]	110,759,390		100,477,775
Allowance for loan losses	[1]	(4,952,392)		(4,500,498)
Total loans, net	[1]	105,806,998		95,977,277
Financial assets designated at fair value through profit or loss	[1]	521,186		537,685
Premiums and other policies receivable	[1]	887,273		656,829
Accounts receivable from reinsurers and coinsurers	[1]	842,043		715,695
Property, furniture and equipment, net	[1]	1,480,702		1,509,492
Due from customers on acceptances	[1]	967,968		532,034
Intangible assets and goodwill, net	[1]	2,055,702		1,978,865
Other assets	[1]	5,586,753		4,999,998
Total assets	[1]	177,263,201		170,472,283
Deposits and obligations:
Non-interest-bearing		32,249,606		29,382,909
Interest-bearing		72,301,704		67,787,502
Deposits and obligations		104,551,310		97,170,411
Payables from repurchase agreements and securities lending		9,415,357		13,415,843
Due to banks and correspondents		8,448,140		7,996,889
Banker's acceptances outstanding		967,968		532,034
Accounts payable to reinsurers		291,693		235,185
Financial liabilities at fair value through profit or loss		362,310		168,089
Technical reserves for insurance claims and premiums		8,452,671		7,443,760
Bonds and notes issued		15,457,540		16,242,257
Other liabilities		5,050,136		5,014,112
Total liabilities		152,997,125		148,218,580
Equity attributable to Credicorp´s equity holders
Capital stock		1,318,993		1,318,993
Treasury stock		(207,994)		(208,937)
Capital surplus		246,194		271,948
Reserves		17,598,556		14,647,709
Other reserves		708,453		1,455,594
Retained earnings		4,175,041		4,271,260
Equity attributable to owners of parent		23,839,243		21,756,567
Non-controlling interest		426,833		497,136
Total equity		24,266,076		22,253,703
Total liabilities and equity		S/ 177,263,201		S/ 170,472,283

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).